Savings And Investment Plan And Deferred Compensation Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Savings And Investment Plan And Deferred Compensation [Line Items]
Contributions towards defined contribution Savings and Investment Plan	$ 7.5	$ 11.4	$ 12.0
Deferred Compensation Plan | Deferred bonus
Savings And Investment Plan And Deferred Compensation [Line Items]
Deferral percentage for employees		50.00%
Deferred Compensation Plan | Deferred restricted stock units
Savings And Investment Plan And Deferred Compensation [Line Items]
Deferral percentage for employees		100.00%
401(k) Restoration Plan | Deferred salary and bonus
Savings And Investment Plan And Deferred Compensation [Line Items]
Deferral percentage for employees		50.00%
Directors Deferred Compensation Plan | Meeting fees, retainer fees, and restricted stock units
Savings And Investment Plan And Deferred Compensation [Line Items]
Defined Contribution Plan Maximum Contribution By Non Employee Directors Percent		100.00%
Endo 401(k) Plan
Savings And Investment Plan And Deferred Compensation [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match		100.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay		6.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	4.00%
Endo 401(k) Plan, Matching Tier One
Savings And Investment Plan And Deferred Compensation [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	100.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	3.00%
Endo 401(k) Plan, Matching Tier Two
Savings And Investment Plan And Deferred Compensation [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	50.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	2.00%